SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies [Abstract]
Disclosure of intangible assets with indefinite useful life [Table Text Block]	Patents - 5 years Rights - 2 years
Disclosure of detailed information about estimated useful life or depreciation rate [Table Text Block]
Building	– 4% declining-balance
Production equipment	– 20% declining-balance
Vehicles	– 30% declining-balance
Leasehold improvements	– 5 year straight-line
Prototypes	– 2 year straight-line